PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at:

	December 31,
	2011	2010

Computer equipment	$144,917	$199,192
Office furniture and fixtures	84,097	87,018
Leasehold improvements	44,184	27,749
Total property and equipment	273,198	313,959

Less accumulated depreciation and amortization	(174,264)	(213,889)

Property and equipment, net	$98,934	$100,070

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2011 and 2010, totaled $45,327 and $31,702, respectively.